Note 6. Convertible Note Receivable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible note receivable	$ 100,000	$ 0
Breezeway Homes, Inc.
Convertible note receivable	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Debt Instrument, Maturity Date	Dec. 31, 2018
Former Stockholder
Debt Instrument, Interest Rate, Stated Percentage		5.76%
Debt Instrument, Maturity Date		Feb. 12, 2016